UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 82.6%

	Shares	Value
Argentina — 0.8%
Grupo Supervielle ADR	10,685	$ 313,284
Pampa Energia ADR *	7,673	516,240

		829,524

Brazil — 6.9%
CCR	73,545	358,069
Petroleo Brasileiro ADR *	388,100	3,993,549
Rumo *	785,588	3,071,682

		7,423,300

China — 18.6%
Alibaba Group Holding ADR *	11,889	2,050,020
Angang Steel	2,463,836	2,253,518
Baidu ADR *	12,888	3,018,499
Brilliance China Automotive Holdings	1,313,996	3,513,044
China Everbright International	1,165,200	1,663,443
China National Building Material	3,906,000	3,492,630
CITIC Securities	1,181,500	2,436,363
Ctrip.com International ADR *	11,188	493,391
Wizz Air Holdings * (A)	19,880	989,657

		19,910,565

Egypt — 1.5%
Commercial International Bank Egypt SAE GDR	381,590	1,658,009

Ghana — 4.0%
Tullow Oil *	1,518,507	4,243,923

Greece — 3.6%
Eurobank Ergasias *	2,201,313	2,246,831
National Bank of Greece *	4,299,600	1,646,981

		3,893,812

Hong Kong — 4.3%
Semiconductor Manufacturing International *	2,638,813	4,563,820

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited	)

COMMON STOCK — continued

	Shares	Value
Hungary — 1.2%
OTP Bank	29,803	$1,236,735

India — 10.5%
Adani Ports & Special Economic Zone	223,200	1,418,528
Bharti Infratel	693,620	4,115,915
Escorts	149,503	1,844,442
Mahindra & Mahindra Financial Services	310,900	2,304,442
Motherson Sumi Systems	176,100	1,046,350
Zee Entertainment Enterprises	54,800	499,513

		11,229,190

Indonesia — 1.4%
Bank Central Asia	212,987	343,794
United Tractors	428,300	1,117,510

		1,461,304

Peru — 0.4%
Cia de Minas Buenaventura ADR	33,026	465,006

Philippines — 1.6%
BDO Unibank	521,200	1,712,276

Russia — 4.6%
Novolipetsk Steel PJSC GDR	33,116	845,120
Sberbank of Russia PJSC ADR	239,152	4,048,844

		4,893,964

Singapore — 0.4%
Sea ADR *	35,670	475,481

South Africa — 0.7%
Aspen Pharmacare Holdings	33,930	760,547

South Korea — 6.1%
BGF retail *	7,590	1,488,861
Hyundai Robotics * (B)	4,314	1,533,240
ING Life Insurance Korea (A) (B)	42,770	2,137,306
Samsung Engineering * (B)	122,120	1,417,602

		6,577,009

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited	)

COMMON STOCK — continued

	Shares	Value
Taiwan — 3.3%
Hota Industrial Manufacturing	396,522	$1,958,725
Taiwan Semiconductor Manufacturing	202,600	1,562,468

		3,521,193

Thailand — 2.2%
CP ALL NVDR	658,100	1,554,885
Minor International NVDR	603,500	810,160

		2,365,045

United Arab Emirates — 2.8%
Emaar Development PJSC *	705,000	977,034
Emaar Properties PJSC (B)	1,086,788	2,051,876

		3,028,910

United Kingdom — 1.7%
KAZ Minerals *	154,882	1,874,139

United States — 1.1%
Copa Holdings, Cl A	1,915	256,725
Globant *	20,551	954,799

		1,211,524

Zambia — 4.9%
First Quantum Minerals	374,341	5,261,299

TOTAL COMMON STOCK
(Cost $78,526,472)		88,596,575

EQUITY-LINKED WARRANTS — 14.6%
China — 6.8%
Hangzhou Hikvision Digital Technology, Expires 01/03/19	120,950	725,020
Hangzhou Hikvision Digital Technology, Expires 08/22/18	615,825	3,691,488
Wuliangye Yibin, Expires 06/22/18	193,900	2,374,486
Wuliangye Yibin, Expires 04/05/21	40,600	497,229

		7,288,223

India — 1.0%
Adani Ports & Special Economic Zone, Expires 06/18/18	7,900	50,204
Mahindra & Mahindra Financial Services, Expires 11/26/18	43,900	325,369

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited	)

EQUITY-LINKED WARRANTS — continued

	Shares	Value

India (continued)
Mahindra & Mahindra Financial Services, Expires 05/10/18	62,600	$463,965
Zee Entertainment Enterprises, Expires 09/07/21	12,100	110,285
Zee Entertainment Enterprises, Expires 05/10/18	10,200	92,968

		1,042,791

Saudi Arabia — 3.6%
Al Tayyar Travel Group Holding, Expires 05/24/18	29,320	211,019
Al Tayyar Travel Group Holding, Expires 03/05/18	72,000	515,069
National Commercial Bank, Expires 10/21/20	116,112	1,648,096
Savola Group, Expires 01/24/20	145,400	1,506,495

		3,880,679

Vietnam — 3.2%
Hoa Phat Group JSC, Expires 11/20/20	613,626	1,252,279
Hoa Phat Group JSC, Expires 07/24/18	52,000	106,121
Hoa Phat Group JSC, Expires 03/29/19	262,880	541,901
Vincom Retail JSC, Expires 11/23/20	725,000	1,489,044

		3,389,345

TOTAL EQUITY-LINKED WARRANTS

(Cost $12,886,278)		15,601,038

PREFERRED STOCK — 2.7%

South Korea — 2.7%
Samsung Electronics, 1.358% (B)	1,500	2,929,722

TOTAL PREFERRED STOCK
(Cost $2,664,348)		2,929,722

TOTAL INVESTMENTS— 99.9%
(Cost $94,077,098)		$107,127,335

Percentages are based on Net Assets of $107,223,207.

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2017, the value of these securities amounted to $3,126,963, representing 2.9% of the net assets of the Fund.
(B)	Security fair valued. On December 31, 2017, the value of these securities amounted to $10,069,746, representing 9.4% of the net assets of the Fund.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited	)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$829,524	$—	$—	$829,524
Brazil	7,423,300	—	—	7,423,300
China	19,910,565	—	—	19,910,565
Egypt	1,658,009	—	—	1,658,009
Ghana	4,243,923	—	—	4,243,923
Greece	3,893,812	—	—	3,893,812
Hong Kong	4,563,820	—	—	4,563,820
Hungary	1,236,735	—	—	1,236,735
India	11,229,190	—	—	11,229,190
Indonesia	1,461,304	—	—	1,461,304
Peru	465,006	—	—	465,006
Philippines	1,712,276	—	—	1,712,276
Russia	4,893,964	—	—	4,893,964
Singapore	475,481	—	—	475,481
South Africa	760,547	—	—	760,547
South Korea	1,488,861	5,088,148	—	6,577,009
Taiwan	3,521,193	—	—	3,521,193
Thailand	2,365,045	—	—	2,365,045
United Arab Emirates	977,034	2,051,876	—	3,028,910
United Kingdom	1,874,139	—	—	1,874,139
United States	1,211,524	—	—	1,211,524
Zambia	5,261,299	—	—	5,261,299

Total Common Stock	81,456,551	7,140,024	—	88,596,575
Equity-Linked Warrants
China	7,288,223	—	—	7,288,223
India	1,042,791	—	—	1,042,791
Saudi Arabia	3,880,679	—	—	3,880,679
Vietnam	3,389,345	—	—	3,389,345

Total Equity-Linked Warrants	15,601,038	—	—	15,601,038
Preferred Stock
South Korea	—	2,929,722	—	2,929,722

Total Preferred Stock	—	2,929,722	—	2,929,722

Total Investments in Securities	$97,057,589	$10,069,746	$—	$107,127,335

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2017 (Unaudited	)

During the period ended December 31, 2017, securities with a total value of $5,088,148 transferred from Level 1 to Level 2 as a result of fair valuation of foreign securities. For the period ended December 31, 2017, there were no transfers between Level 2 and Leve 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end. As of December 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0200

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2018